AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6%
	Australia - 1.0%
5,062	Goodman Group	$ 73,214
33,491	Scentre Group	67,862
5,083	Sonic Healthcare Ltd.	121,712
30,535	South32 Ltd.	81,287
		344,075
	Bermuda - 1.0%
4,085	Arch Capital Group Ltd.(a)	181,374
1,835	Bunge Ltd.	169,426
		350,800
	Canada - 0.8%
42	CAE, Inc.(a)	1,111
946	Canadian Tire Corp Ltd.	121,534
1,759	Nutrien Ltd.	150,581
		273,226
	Denmark - 0.4%
58	AP Moller - Maersk A/S - Series B	157,594

	Finland - 0.6%
6,114	Fortum OYJ	68,166
26,914	Nokia OYJ	140,178
		208,344
	France - 3.3%
5,837	AXA S.A.	133,852
620	Capgemini S.E.	117,382
5,601	Carrefour S.A.	95,200
3,196	Cie de Saint-Gobain	147,966
783	Eiffage S.A.	73,149
9,630	Engie S.A.	118,629
143	Euroapi S.A.SU(a)	2,411
13,024	Orange S.A.	132,994
3,433	Sanofi	340,880
		1,162,463
	Germany - 2.6%
4,836	Bayer A.G.	281,565

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Germany - 2.6% (Continued)
2,158	Bayerische Motoren Werke A.G.	$ 175,197
18,524	Deutsche Bank A.G.	161,323
2,904	Mercedes-Benz Group A.G.	169,731
2,277	Siemens Healthineers A.G.	116,339
		904,155
	Ireland - 2.9%
1,735	Accenture plc, Class A	531,361
6,044	Seagate Technology Holdings plc	483,399
		1,014,760
	Israel - 1.2%
23,218	Bank Hapoalim BM	212,754
21,646	Bank Leumi Le-Israel BM	206,753
		419,507
	Japan - 6.4%
6,216	Canon, Inc.	146,416
7,116	Dai-ichi Life Holdings, Inc.	122,897
2,483	Dentsu Group, Inc.	86,212
9,300	Inpex Corporation	105,171
3,300	Kyocera Corporation	182,337
8,172	Marubeni Corporation	75,562
3,076	Mitsubishi Corporation	91,069
4,650	Mitsubishi Heavy Industries Ltd.	171,600
46,348	Mitsubishi UFJ Financial Group, Inc.	259,078
3,718	Mitsui & Company Ltd.	81,568
2,099	Nippon Yusen KK	163,703
5,884	NTT Data Corporation	88,338
13,100	Renesas Electronics Corporation(a)	124,763
9,600	Sekisui House Ltd.	169,612
5,007	Sumitomo Corporation	70,008
5,375	TDK Corporation	167,680
2,900	Tokio Marine Holdings, Inc.	168,847
		2,274,861

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Jersey - 0.4%
22,028	Glencore plc	$ 123,892

	Luxembourg - 0.3%
3,739	ArcelorMittal S.A.	91,336

	Netherlands - 2.2%
24	Adyen N.V.(a)	42,778
2,311	EXOR N.V.	161,369
1,596	Iveco Group N.V.(a)	9,705
4,147	Koninklijke Ahold Delhaize N.V.	113,884
1,906	LyondellBasell Industries N.V., Class A	169,863
2,671	NN Group N.V.	124,628
7,729	Stellantis N.V.	109,911
3,352	Stellantis N.V.	47,668
		779,806
	Norway - 1.0%
7,025	Mowi ASA	161,490
11,020	Norsk Hydro ASA	74,173
2,700	Yara International ASA	114,804
		350,467
	Spain - 1.2%
76,723	Banco Santander S.A.	191,220
8,108	Repsol S.A.	100,418
32,017	Telefonica S.A.	142,490
		434,128
	Switzerland - 0.7%
14,411	UBS Group A.G.	234,411

	United Kingdom - 6.1%
2,756	Anglo American PLC	99,008
18,846	BAE Systems plc	176,716
32,990	BP plc	160,698
5,812	British American Tobacco plc	227,937
61,065	BT Group PLC	120,320

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	United Kingdom - 6.1% (Continued)
13,211	GSK plc	$ 277,941
16,514	Haleon plc(a)	58,682
9,500	Imperial Brands plc	208,124
1,910	InterContinental Hotels Group plc	112,739
82,378	Natwest Group plc	249,390
8,898	Shell plc	236,111
5,130	SSE plc	110,450
39,135	Tesco plc	125,149
		2,163,265
	United States - 67.5%
2,581	Advance Auto Parts, Inc.	499,733
1,545	AGCO Corporation	168,281
6,309	Albertsons Companies, Inc.	169,397
1,620	Alcoa Corporation	82,442
229	Alleghany Corporation(a)	191,783
8,458	Ally Financial, Inc.	279,706
5,030	Altria Group, Inc.	220,616
1,301	AmerisourceBergen Corporation	189,855
8,639	APA Corporation	321,112
293	AutoZone, Inc.(a)	626,254
1,911	Berkshire Hathaway, Inc., Class B(a)	574,447
5,769	Builders FirstSource, Inc.(a)	392,292
2,908	Cadence Design Systems, Inc.(a)	541,121
2,952	Capital One Financial Corporation	324,218
2,018	CBRE Group, Inc., Class A(a)	172,782
5,204	Cognizant Technology Solutions Corporation, Class A	353,664
4,069	Comerica, Inc.	316,446
2,775	CVS Health Corporation	265,512
1,681	Darden Restaurants, Inc.	209,268
2,882	Darling Ingredients, Inc.(a)	199,665
10,773	Dell Technologies, Inc., Class C	485,431
6,250	Devon Energy Corporation	392,813
3,319	Discover Financial Services	335,219
16,039	DISH Network Corporation, Class A(a)	278,597

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	United States - 67.5% (Continued)
3,389	Dow, Inc.	$ 180,329
3,536	Electronic Arts, Inc.	464,029
2,578	Emerson Electric Company	232,200
1,187	Expeditors International of Washington, Inc.	126,119
4,534	Fidelity National Financial, Inc.	181,179
13,370	Fox Corporation, Class A	442,681
7,903	Gilead Sciences, Inc.	472,204
5,197	GoDaddy, Inc., Class A(a)	385,513
912	HCA Healthcare, Inc.	193,727
2,277	Henry Schein, Inc.(a)	179,496
31,973	Hewlett Packard Enterprise Company	455,296
2,610	Hologic, Inc.(a)	186,302
13,659	HP, Inc.	456,074
4,000	International Business Machines Corporation	523,160
15,273	Interpublic Group of Companies, Inc. (The)	456,205
299	Intuit, Inc.	136,395
2,955	Iron Mountain, Inc.	143,288
667	JB Hunt Transport Services, Inc.	122,241
741	Jones Lang LaSalle, Inc.(a)	141,286
3,935	Kroger Company (The)	182,741
775	Laboratory Corp of America Holdings	203,197
1,424	Lamar Advertising Company, Class A	143,909
4,418	Lennar Corporation, Class A	375,530
1,959	Lithia Motors, Inc.	519,684
4,530	Marathon Petroleum Corporation	415,219
1,521	Marriott International, Inc., Class A	241,565
762	McKesson Corporation	260,284
6,712	Merck & Company, Inc.	599,650
7,134	Micron Technology, Inc.	441,309
616	Molina Healthcare, Inc.(a)	201,876
6,088	NRG Energy, Inc.	229,822
6,729	Omnicom Group, Inc.	469,953
9,778	ON Semiconductor Corporation(a)	652,975
6,385	Oracle Corporation	497,008
2,048	Ovintiv, Inc.	104,632

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	United States - 67.5% (Continued)
1,397	Paychex, Inc.	$ 179,207
12,040	Pfizer, Inc.	608,141
8,538	PPL Corporation	248,285
8,491	PulteGroup, Inc.	370,377
1,491	Quest Diagnostics, Inc.	203,626
743	Reliance Steel & Aluminum Company	141,356
1,568	Robert Half International, Inc.	124,092
6,049	SS&C Technologies Holdings, Inc.	357,919
5,124	TD SYNNEX Corporation	514,552
2,420	Tenet Healthcare Corporation(a)	160,010
2,342	Toro Company (The)	201,389
2,436	Tyson Foods, Inc., Class A	214,392
1,068	United Parcel Service, Inc., Class B	208,142
590	United Rentals, Inc.(a)	190,375
7,290	Verizon Communications, Inc.	336,725
9,855	Vistra Corporation	254,752
700	Watsco, Inc.	191,765
4,484	Weyerhaeuser Company	162,859
428	WW Grainger, Inc.	232,631
5,623	Zions Bancorp NA	306,735
		23,815,062

	TOTAL COMMON STOCKS (Cost $36,660,893)	35,102,152

	TOTAL INVESTMENTS - 99.6% (Cost $36,660,893)	$ 35,102,152
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	151,539
	NET ASSETS - 100.0%	$ 35,253,691

A/S	- Anonim Sirketi
LTD	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Non-income producing security.